RESTRICTED NET ASSETS (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
RESTRICTED NET ASSETS
Minimum percentage of the profit after tax to be appropriated to the general reserve	10.00%
Restricted net assets	$ 568,931	$ 568,931,000